Expense Example, No Redemption (Total Bond Market Index Portfolio Annuity)	Total Bond Market Index Portfolio Total Bond Market Index Portfolio - Total Bond Market Index Portfolio 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243